Derivative Financial Instruments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
DERIVATIVE FINANCIAL INSTRUMENTS
Summary of derivative instruments outstanding

	March 31, 2015
	Notional Amount	Fixed Rate	Floating Rate	Maturity	Fair Value
	(Dollars in thousands)

Non-hedging derivative instruments:
Customer interest rate swap:
receive fixed/pay floating	$24,300	4.87% - 5.99%	LIBOR 1 month + 3.25% - 4.50%	Wtd. Avg. 2.2 years	$350

Correspondent interest rate swap:
pay fixed/receive floating	$24,300	4.87% - 5.99%	LIBOR 1 month + 3.25% - 4.50%	Wtd. Avg. 2.2 years	$(362)

	December 31, 2014
	Notional Amount	Fixed Rate	Floating Rate	Maturity	Fair Value
	(Dollars in thousands)

Non-hedging derivative instruments:
Customer interest rate swap:
receive fixed/pay floating	$24,485	4.87% - 5.99%	LIBOR 1 month + 3.25% - 4.50%	Wtd. Avg. 2.5 years	$274

Correspondent interest rate swap:
pay fixed/receive floating	$24,485	4.87% - 5.99%	LIBOR 1 month + 3.25% - 4.50%	Wtd. Avg. 2.5 years	$(287)

	December 31, 2014
	Notional Amount	Fixed Rate	Floating Rate	Maturity	Fair Value
	(Dollars in thousands)

Non-hedging derivative instruments:
Customer interest rate swap:
receive fixed/pay floating	$24,485	4.87% - 5.99%	LIBOR 1 month + 3.25% - 4.50%	Wtd. Avg. 2.5 years	$274

Correspondent interest rate swap:
pay fixed/receive floating	$24,485	4.87% - 5.99%	LIBOR 1 month + 3.25% - 4.50%	Wtd. Avg. 2.5 years	$(287)

	December 31, 2013
	Notional Amount	Fixed Rate	Floating Rate	Maturity	Fair Value
	(Dollars in thousands)

Non-hedging derivative instruments:
Customer interest rate swap:
receive fixed/pay floating	$30,145	4.87% - 6.02%	LIBOR 1 month + 3.75% - 4.50%	Wtd. Avg. 3.1 years	$433

Correspondent interest rate swap:
pay fixed/receive floating	$30,145	4.87% - 6.02%	LIBOR 1 month + 3.75% - 4.50%	Wtd. Avg. 3.1 years	$(456)

Notional amounts and estimated fair values of non-hedging derivative instruments by classification

	March 31, 2015
	Notional Amount	Fair Value
	(Dollars in thousands)

Customer interest rate swaps (commercial customer counterparty):
Assets	$24,300	$350

Correspondent interest rate swaps (financial institution counterparty):
Liabilities	$24,300	$(362)

	December 31, 2014
	Notional Amount	Fair Value
	(Dollars in thousands)

Customer interest rate swaps (commercial customer counterparty):
Assets	$24,485	$274

Correspondent interest rate swaps (financial institution counterparty):
Liabilities	$24,485	$(287)

	December 31, 2014
	Notional Amount	Fair Value
	(Dollars in thousands)

Customer interest rate swaps (commercial customer counterparty):
Assets	$24,485	$274

Correspondent interest rate swaps (financial institution counterparty):
Liabilities	$24,485	$(287)

	December 31, 2013
	Notional Amount	Fair Value
	(Dollars in thousands)

Customer interest rate swaps (commercial customer counterparty):
Assets	$28,190	$437
Liabilities	1,955	(4)
	$30,145	$433

Correspondent interest rate swaps (financial institution counterparty):
Assets	$1,955	$4
Liabilities	28,190	(460)
	$30,145	$(456)